Prepayments And Other Current Assets - Summary of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Assets, Unclassified [Abstract]
Prepayments of promotion fees (a)	¥ 159,235		¥ 110,710
VAT recoverable (b)	103,215		86,976
Deposits, prepaid rental and property management fees	44,890		43,656
Prepayments for products procurement (c)	13,593		6,692
Others	60,471		55,807
Prepayments and other current assets	¥ 381,404	$ 52,252	¥ 303,841